CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended			36 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Cash Flows from Operating Activities:
Net loss for the period	$ (10,025,101)	$ (23,612,393)	$ (21,637,130)	$ (55,274,624)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	2,682,742	2,723,577	99,532	5,505,851
Depreciation	22,806	68,222	132,653	223,681
Gain on settlement of debt	(8,089,095)	(1,304)	0	(8,090,399)
Gain on sale of equipment	(97,965)	(1,460,727)	(419,413)	(1,978,105)
Gain on sale of subsidiaries	0	0	(474,577)	(474,577)
Write-down of machinery and equipment	71,166	1,881,959	2,518,796	4,471,921
Amortization of premium on marketable debt securities	0	0	175,020	175,020
Accretion of convertible notes	852,045	1,081,074	1,012,682	2,945,801
Securities received in settlement of litigation	(101,482)	0	0	(101,482)
Net gain on sale of marketable securities	(7,373)	(772,698)	(241,621)	(1,021,692)
Impairment of marketable securities	433,973	0	0	433,973
Shares issued for compensation and KSOP	2,125,815	1,560,159	470,415	4,156,389
Changes in non-cash working capital:
Net decrease in deposits and advances	22,269	189,712	91,812	303,793
Net increase (decrease) in accounts payable and accrued expenses	(1,061,430)	442,976	(2,156,853)	(2,775,307)
Net cash used in operating activities	(13,171,630)	(17,899,443)	(20,428,684)	(51,499,757)
Cash Flows from Investing Activities:
Proceeds from disposition of marketable securities	13,645	1,666,751	11,158,787	12,839,183
Purchase of marketable securities	0	(698,574)	(1,028,144)	(1,726,718)
Purchase of property, plant and equipment	(159,138)	(50,478)	(9,496,692)	(9,706,308)
Proceeds from sales of equipment	277,965	16,457,541	8,914,615	25,650,121
Decrease in restricted cash	0	0	9,489,777	9,489,777
Deconsolidation of subsidiaries	0	0	(1,429,655)	(1,429,655)
Net cash provided by investing activities	132,472	17,375,240	17,608,688	35,116,400
Cash Flows from Financing Activities:
Net proceeds from the issuance of common shares	81,925	15,778	43,661	141,364
Restructure fees	(2,585,119)	0	0	(2,585,119)
Settlement of convertible notes	(33,787,500)	(683)	0	(33,788,183)
Net cash provided by (used in) financing activities	(36,290,694)	15,095	43,661	(36,231,938)
Change in Cash and Cash Equivalents:
Net decrease in cash and cash equivalents	(49,329,852)	(509,108)	(2,776,335)	(52,615,295)
Cash and cash equivalents - beginning of period	57,677,370	58,186,478	60,962,813	60,962,813
Cash and cash equivalents - end of period	$ 8,347,518	$ 57,677,370	$ 58,186,478	$ 8,347,518